Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and our performance for the fiscal years listed below.

					Value of Initial $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEO(3)	Average Compensation Actually Paid to Non-PEO NEO(4)	Total Shareholder Return (“TSR”)(5)	Peer Group TSR(6)	RRBI Net Income (in thousands)(7)
2024	$1,143,264	$1,145,386	$554,129	$552,104	$102.80	$104.75	$34,235
2023	$1,058,225	$1,068,210	$471,055	$481,451	$106.11	$88.61	$34,879
2022	$902,838	$901,359	$406,514	$402,327	$95.95	$88.17	$36,916

Named Executive Officers, Footnote	R. Blake Chatelain was our PEO for each year presented. Bryon C. Salazar, Tammi R. Salazar, Isabel V. Carriere, and G. Bridges Hall, IV are included in the Non-PEO NEOs for each period.
Peer Group Issuers, Footnote
(6)The Peer Group TSR is the S&P US Small Cap Banks Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparisons represent $100 invested on December 31, 2021, and present the cumulative TSR as of the close of the applicable year, assuming the reinvestment of dividends, if any. The historical stock price information shown above represents past performance and is not necessarily indicative of future price performance.

PEO Total Compensation Amount	$ 1,143,264	$ 1,058,225	$ 902,838
PEO Actually Paid Compensation Amount	$ 1,145,386	1,068,210	901,359
Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Mr. Chatelain, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chatelain during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to Mr. Chatelain’s total compensation for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of the applicable grants.

PEO CAP Calculation	2024	2023	2022
Summary Compensation Table Total for PEO	$1,143,264	$1,058,225	$902,838
Less: Stock Awards Value	(62,907)	(48,110)	—
Plus: Fair Value of Current Year Awards at 12/31	70,174	56,110	—
Plus: Change in Fair Value of Prior Year Awards Unvested at 12/31	(2,343)	2,273	(1,464)
Plus: Change in Fair Value of Prior Year Awards Vesting in Current Year	(2,802)	(288)	(15)
Total PEO CAP	$1,145,386	$1,068,210	$901,359

Non-PEO NEO Average Total Compensation Amount	$ 554,129	471,055	406,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 552,104	481,451	402,327
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding Mr. Chatelain), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of applicable grants.

NEO CAP Calculation	2024	2023	2022
Average Summary Compensation Total for NEOs	$554,129	$471,055	$406,514
Less: Average Stock Awards Value	(66,686)	(34,880)	(34,043)
Plus: Average Fair Value of Current Year Awards at 12/31	72,198	40,680	32,551
Plus: Average Change in Fair Value of Prior Year Awards Unvested at 12/31	(2,705)	5,719	(2,635)
Plus: Average Change in Fair Value of Prior Year Awards Vesting in Current Year	(4,832)	(1,123)	(60)
Total NEO CAP	$552,104	$481,451	$402,327

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures. The table below reflects the relationship between the compensation actually paid to the PEO and the average Non-PEO NEO and the performance measures shown in the Pay vs. Performance table from 2022 to 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)	RRBI TSR	S&P US Small Cap Banks Index TSR	Net Income
2022 to 2024	27%	37%	7%	19%	(7)%
(1)Please see footnotes 2 and 4 to the Pay vs. Performance table, above.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures. The table below reflects the relationship between the compensation actually paid to the PEO and the average Non-PEO NEO and the performance measures shown in the Pay vs. Performance table from 2022 to 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)	RRBI TSR	S&P US Small Cap Banks Index TSR	Net Income
2022 to 2024	27%	37%	7%	19%	(7)%
(1)Please see footnotes 2 and 4 to the Pay vs. Performance table, above.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures. The table below reflects the relationship between the compensation actually paid to the PEO and the average Non-PEO NEO and the performance measures shown in the Pay vs. Performance table from 2022 to 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)	RRBI TSR	S&P US Small Cap Banks Index TSR	Net Income
2022 to 2024	27%	37%	7%	19%	(7)%
(1)Please see footnotes 2 and 4 to the Pay vs. Performance table, above.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures. The table below reflects the relationship between the compensation actually paid to the PEO and the average Non-PEO NEO and the performance measures shown in the Pay vs. Performance table from 2022 to 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)	RRBI TSR	S&P US Small Cap Banks Index TSR	Net Income
2022 to 2024	27%	37%	7%	19%	(7)%
(1)Please see footnotes 2 and 4 to the Pay vs. Performance table, above.

Total Shareholder Return Amount	$ 102.80	106.11	95.95
Peer Group Total Shareholder Return Amount	104.75	88.61	88.17
Net Income (Loss)	$ 34,235,000	34,879,000	36,916,000
PEO Name	R. Blake Chatelain
Additional 402(v) Disclosure	The comparisons represent $100 invested in our common stock on December 31, 2021, and present the cumulative TSR as of the close of the applicable year, assuming the reinvestment of dividends, if any. The historical stock price information shown above represents past performance and is not necessarily indicative of future price performance. Net income for Red River Bancshares, Inc. as reported in the Company’s consolidated financial statements included in the 2024 Annual Report on Form 10-K.
From 2022 through 2024, the compensation actually paid to the PEO and the average Non-PEO NEO increased by 27% and 37%, respectively, while our TSR increased by 7%. A portion of our NEO compensation is in the form of equity awards. In 2022, the PEO did not receive any equity awards, while in 2024, $70,174 of compensation actually paid to the PEO was from equity awards received that year. In addition, during 2024, the Non-PEO NEO SERP agreements were amended to adjust the vesting schedule of each officer’s benefits to provide that each NEO will be vested in full SERP benefits on December 31, 2028. The total benefits payable to each NEO under his or her SERP was not changed by the amendments, but the vesting schedule was accelerated and included in compensation actually paid in 2024. Our net income was $34.2 million for the year ended December 31, 2024, compared to $36.9 million for the year ended December 31, 2022, and was impacted by the changing interest rate environment over the three-year period.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,907)	(48,110)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,174	56,110	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,343)	2,273	(1,464)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,802)	(288)	(15)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,686)	(34,880)	(34,043)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,198	40,680	32,551
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,705)	5,719	(2,635)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,832)	$ (1,123)	$ (60)